Shareholder Report, Line Graph (Details) - USD ($)		7 Months Ended	12 Months Ended	15 Months Ended		18 Months Ended	24 Months Ended		35 Months Ended	60 Months Ended	62 Months Ended	69 Months Ended	79 Months Ended	108 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Apr. 30, 2024	Mar. 20, 2024	Oct. 31, 2023	Aug. 09, 2023	Aug. 02, 2023	Apr. 30, 2023	Apr. 26, 2023	Nov. 02, 2022	Oct. 31, 2022	Oct. 19, 2022	Apr. 30, 2022	Nov. 17, 2021	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Apr. 30, 2020	Oct. 31, 2019	Aug. 19, 2019	Apr. 30, 2019	Jan. 22, 2019	Oct. 31, 2018	Apr. 30, 2018	Mar. 26, 2018	Oct. 31, 2017	Apr. 30, 2017	Oct. 31, 2016	Apr. 30, 2016	Nov. 03, 2015	Oct. 31, 2015	Apr. 30, 2015	Nov. 04, 2014	Oct. 31, 2014
C000102880 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust North American Energy Infrastructure Fund
Account Value		$ 18,188	$ 18,188	$ 18,188	$ 18,188	$ 18,188	$ 18,188	$ 18,188	$ 18,188	$ 18,188	$ 18,188	$ 18,188	$ 18,188	$ 18,188	$ 18,188	$ 18,188	$ 15,410		$ 13,527			$ 13,655			$ 13,201		$ 12,960		$ 11,980	$ 11,292	$ 9,078	$ 9,148	$ 10,897		$ 10,682		$ 9,538	$ 9,365		$ 9,939	$ 10,025	$ 9,644	$ 8,751		$ 8,609	$ 10,097		$ 10,000
Average Annual Return, Percent			34.48%							10.80%					6.16%
C000105232 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Senior Loan Fund
Account Value		14,840	$ 14,840	14,840	14,840	14,840	14,840	14,840	14,840	$ 14,840	14,840	14,840	14,840	14,840	$ 14,840	14,840	14,286		13,563			13,004			12,410		12,686		12,709	12,496	11,811	11,188	11,705		11,597		11,323	11,162		10,990	10,830	10,625	10,364		10,174	10,242		10,000
Average Annual Return, Percent			9.42%							4.86%					4.03%
C000121641 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Tactical High Yield ETF
Account Value		14,375	$ 14,375	14,375	14,375	14,375	14,375	14,375	14,375	$ 14,375	14,375	14,375	14,375	14,375	$ 14,375	14,375	13,593		12,513			12,580			12,089		12,906		13,664	13,527	12,740	11,770	12,378		12,094		11,472	11,295		11,292	11,014	10,573	10,207		10,080	10,184		10,000
Average Annual Return, Percent			14.91%							3.04%					3.70%
C000142755 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Enhanced Short Maturity ETF
Account Value		12,095	$ 12,095	12,095	12,095	12,095	12,095	12,095	12,095	$ 12,095	12,095	12,095	12,095	12,095	$ 12,095	12,095	11,753		11,443			11,187			10,926		10,867		10,918	10,915	10,894	10,763	10,750		10,607		10,469	10,355		10,272	10,191	10,122	10,063		10,029	10,031		10,000
Average Annual Return, Percent			5.70%							2.39%					1.92%
C000144296 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust High Income Strategic Focus ETF
Account Value		13,229	$ 13,229	13,229	13,229	13,229	13,229	13,229	13,229	$ 13,229	13,229	13,229	13,229	13,229	$ 13,229	13,229	12,558		11,945			12,446			11,884		12,552		13,263	12,936	11,401	10,960	12,283		11,888		11,105	11,142		11,242	11,078	10,666	10,254		9,815	10,150		10,000
Average Annual Return, Percent			10.73%							1.50%					2.84%
C000144500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Low Duration Opportunities ETF
Account Value		12,898	$ 12,898	12,898	12,898	12,898	12,898	12,898	12,898	$ 12,898	12,898	12,898	12,898	12,898	$ 12,898	$ 12,898	12,370		11,878			11,971			11,499		11,813		12,099	12,146	12,101	11,990	11,923		11,635		11,368	11,294		11,274	11,186	11,138	10,725		10,362	10,236	$ 10,000
Average Annual Return, Percent			8.59%							1.58%						2.58%
C000159952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust SSI Strategic Convertible Securities ETF
Account Value		20,773	$ 20,773	20,773	20,773	20,773	20,773	20,773	20,773	$ 20,773	20,773	20,773	20,773	$ 20,773	20,773	$ 20,773	18,997		16,971			17,812			18,069		19,662		23,393	22,915	17,623	13,918	13,651		13,371		12,220	12,204		12,044	11,190	10,268	9,807	$ 10,000
Average Annual Return, Percent			22.40%							8.76%				8.47%
C000207230 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Long Duration Opportunities ETF
Account Value		10,194	$ 10,194	10,194	10,194	10,194	10,194	10,194	10,194	$ 10,194	10,194	$ 10,194	10,194	$ 10,194	10,194	10,194	9,494		8,970			10,322			9,540		10,797		12,133	11,760	12,259	12,436	11,408		10,425	$ 10,000
Average Annual Return, Percent			13.70%							(2.22%)		0.34%
C000213865 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust EIP Carbon Impact ETF
Account Value		16,182	$ 16,182	16,182	16,182	16,182	16,182	16,182	16,182	$ 16,182	$ 16,182	$ 16,182	16,182	16,182	16,182	16,182	13,392		12,201			13,551			13,283		13,177		12,577	12,155	10,890	9,817	10,304	$ 10,000
Average Annual Return, Percent			32.63%							9.45%	9.70%
C000225182 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			FT Vest S&P 500® Dividend Aristocrats Target Income ETF®
Account Value		18,194	$ 18,194	18,194	18,194	18,194	18,194	18,194	18,194	$ 18,194	$ 18,194	18,194	$ 18,194	18,194	18,194	18,194	16,989		15,061			16,095			15,130		15,601		15,847	15,088	11,814	10,550	11,929		11,264		10,285	9,957	$ 10,000
Average Annual Return, Percent			20.80%							8.82%			9.49%
C000229146 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Limited Duration Investment Grade Corporate ETF
Account Value		10,550	$ 10,550	10,550	10,550	10,550	10,550	10,550	$ 10,550	$ 10,550	10,550	10,550	$ 10,550	10,550	10,550	10,550	10,109		9,716			9,787			9,372		9,554	$ 10,000
Average Annual Return, Percent			8.58%						1.83%
C000237940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			FT Vest Rising Dividend Achievers Target Income ETF
Account Value		14,723	$ 14,723	14,723	14,723	14,723	$ 14,723	14,723	$ 14,723	14,723	14,723	14,723	14,723	14,723	14,723	14,723	13,326		11,148			11,343			10,718	$ 10,000
Average Annual Return, Percent			32.07%				20.96%
C000238479 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			FT Energy Income Partners Strategy ETF
Account Value		13,136	$ 13,136	13,136	13,136	13,136	$ 13,136	$ 13,136	13,136	13,136	13,136	13,136	13,136	13,136	13,136	13,136	12,287		10,871			10,473		$ 10,000
Average Annual Return, Percent			20.83%					14.65%
C000241798 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			FT Vest DJIA® Dogs 10 Target Income ETF
Account Value		11,620	$ 11,620	11,620	11,620	$ 11,620	11,620	$ 11,620	11,620	11,620	11,620	11,620	11,620	11,620	11,620	11,620	11,148		9,981			10,256	$ 10,000
Average Annual Return, Percent			16.42%			10.40%
C000243637 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Intermediate Government Opportunities ETF
Account Value		10,632	$ 10,632	10,632	$ 10,632	$ 10,632	10,632	10,632	10,632	10,632	10,632	10,632	10,632	10,632	10,632	10,632	10,056		9,534		$ 10,000
Average Annual Return, Percent			11.51%		5.03%
C000243955 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Intermediate Duration Investment Grade Corporate ETF
Account Value		10,937	$ 10,937	10,937	$ 10,937	10,937	10,937	10,937	10,937	10,937	10,937	10,937	10,937	10,937	10,937	10,937	10,305		9,609		10,000
Average Annual Return, Percent			13.82%		7.43%
C000243959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			FT Vest SMID Rising Dividend Achievers Target Income ETF
Account Value		12,193	$ 12,193	$ 12,193	$ 12,193	12,193	12,193	12,193	12,193	12,193	12,193	12,193	12,193	12,193	12,193	12,193	11,022		9,044	$ 10,000
Average Annual Return, Percent			34.82%	17.53%
C000243963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			FT Vest Technology Dividend Target Income ETF
Account Value		13,541	$ 13,541	$ 13,541	13,541	13,541	13,541	13,541	13,541	13,541	13,541	13,541	13,541	13,541	13,541	13,541	11,600		9,555	10,000
Average Annual Return, Percent			41.71%	28.01%
C000248088 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			FT Vest Dow Jones Internet & Target Income ETF
Account Value		$ 10,533	$ 10,533	$ 10,533	10,533	10,533	10,533	10,533	10,533	10,533	10,533	10,533	10,533	10,533	10,533	10,533	9,520	$ 10,000
Average Annual Return, Percent		5.33%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value		$ 33,950	$ 33,950	$ 33,950	33,950	$ 33,950	$ 33,950	33,950	33,950	$ 33,950	$ 33,950	33,950	$ 33,950	33,950	$ 33,950	33,950	29,757	10,000	24,597	10,000		24,258	10,000		22,331	10,000	23,629		26,151	23,577	18,298	16,153	16,680	10,000	16,014		14,591	14,111	10,000	13,592	12,458	10,994	10,565		10,520	10,440		10,000
Average Annual Return, Percent		10.07%	38.02%	23.85%		27.13%	25.75%			15.27%	15.56%		14.18%		13.00%
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Account Value		$ 11,593	$ 11,593	$ 11,593	$ 11,593	$ 11,593	$ 11,593	11,593	$ 11,593	$ 11,593	$ 11,593	$ 11,593	$ 11,593	$ 11,593	$ 11,593	$ 11,593	11,008		10,487		10,000	11,172			10,450		11,220	10,000	12,393	12,264	12,453	12,297	11,727		11,094	10,000	10,517	10,536		10,737	10,570	10,641	10,483	10,000	10,196	10,206	10,000	10,000
Average Annual Return, Percent			10.55%		5.01%				(2.14%)	(0.23%)		1.23%		1.47%		1.49%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Account Value		32,298	$ 32,298	$ 32,298	$ 32,298	32,298	32,298	32,298	$ 32,298	$ 32,298	32,298	$ 32,298	32,298	$ 32,298	$ 32,298	$ 32,298	28,369		23,429	10,000		23,196			21,618		22,851		25,894	23,587	17,994	15,628	16,335		15,792		14,394	14,016		13,504	12,398	10,892	10,455		10,449	10,474		10,000
Average Annual Return, Percent			37.86%	23.03%						14.60%					12.44%
Bloomberg US Aggregate Bond C000144500 Index [Member]
Account Value [Line Items]
Average Annual Return, Percent																1.50%
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Account Value		15,052	$ 15,052	$ 15,052	15,052	15,052	15,052	$ 15,052	15,052	$ 15,052	15,052	15,052	15,052	15,052	$ 15,052	$ 15,052	13,545		11,260			11,441		10,000
Average Annual Return, Percent			33.68%					22.76%
Dow Jones Industrial Average Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average®
Account Value		12,927	$ 12,927	12,927	12,927	$ 12,927	12,927	$ 12,927	12,927	12,927	12,927	12,927	12,927	12,927	12,927	12,927	11,596		10,033			10,239	$ 10,000
Average Annual Return, Percent			28.85%			18.47%
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Benchmark
Account Value		19,842	$ 19,842	19,842	19,842	$ 19,842	19,842	19,842	19,842	$ 19,842	19,842	19,842	19,842	19,842	$ 19,842	19,842	17,649		15,192			15,195			14,677		14,024		12,649	11,747	8,687	8,701	10,631		10,599		9,834	9,448		9,664	9,823	9,100	8,713		8,371	9,597		10,000
Average Annual Return, Percent	[1]		30.60%							13.30%					7.09%
Morningstar LSTA US Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar® LSTA® US Leveraged Loan Index
Account Value		16,169	$ 16,169	16,169	16,169	16,169	16,169	16,169	16,169	$ 16,169	16,169	16,169	16,169	16,169	$ 16,169	16,169	15,509		14,624			13,857			13,080		13,395		13,315	13,013	12,276	11,208	12,070		12,002		11,756	11,514		11,246	11,026	10,704	10,205		10,046	10,228		10,000
Average Annual Return, Percent			10.56%							6.02%					4.92%
ICE BofA US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA US High Yield Constrained Index
Account Value		15,939	$ 15,939	15,939	15,939	15,939	15,939	15,939	15,939	$ 15,939	15,939	15,939	15,939	15,939	$ 15,939	15,939	14,908		13,682			13,686			12,931		13,549		14,602	14,258	13,186	11,881	12,871		12,541		11,882	11,753		11,780	11,383	10,794	10,017		9,797	10,152		10,000
Average Annual Return, Percent			16.49%							4.37%					4.77%
ICE BofA 0 1 Year U S Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 0-1 Year U.S. Treasury Index
Account Value		11,861	$ 11,861	11,861	11,861	11,861	11,861	11,861	11,861	$ 11,861	11,861	11,861	11,861	11,861	$ 11,861	11,861	11,538		11,245			10,978			10,743		10,718		10,749	10,747	10,737	10,730	10,592		10,447		10,309	10,205		10,145	10,094	10,071	10,043		10,018	10,009		10,000
Average Annual Return, Percent			5.47%							2.29%					1.72%
Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Index
Account Value		12,820	$ 12,820	12,820	12,820	12,820	12,820	12,820	12,820	$ 12,820	12,820	12,820	12,820	12,820	$ 12,820	12,820	12,116		11,414			11,932			11,193		11,923		13,071	12,883	12,717	12,213	12,081		11,529		10,923	10,901		11,053	10,820	10,698	10,351		10,079	10,192		$ 10,000
Average Annual Return, Percent	[2]		12.31%							1.19%					2.51%
ICE BofA 1 5 Year US Treasury And Agency Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 1-5 Year US Treasury & Agency Index
Account Value		11,421	$ 11,421	11,421	11,421	11,421	11,421	11,421	11,421	$ 11,421	11,421	11,421	11,421	11,421	$ 11,421	$ 11,421	10,993		10,757			10,855			10,499		10,762		11,232	11,290	11,314	11,290	10,867		10,578		10,273	10,205		10,307	10,279	10,301	10,256		$ 10,144	$ 10,097	$ 10,000
Average Annual Return, Percent			6.18%							1.00%						1.34%
ICE BofA US Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA US Convertible Index
Account Value		23,052	$ 23,052	23,052	23,052	23,052	23,052	23,052	23,052	$ 23,052	23,052	23,052	23,052	$ 23,052	23,052	$ 23,052	21,005		19,057			19,272			19,148		20,366		24,012	22,997	18,061	14,302	14,099		13,703		12,538	12,349		$ 12,094	$ 11,314	$ 10,237	$ 9,612	$ 10,000
Average Annual Return, Percent			20.97%							10.33%				9.73%
ICE BofA 5 Year US Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 5+ Year US Treasury Index
Account Value		9,844	$ 9,844	9,844	9,844	9,844	9,844	9,844	9,844	$ 9,844	9,844	$ 9,844	9,844	$ 9,844	9,844	9,844	9,289		8,816			10,082			9,245		10,448		11,951	11,593	12,536	12,839	11,321		10,273	$ 10,000
Average Annual Return, Percent			11.66%							(2.76%)		(0.27%)
PHLX Utility Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			PHLX Utility Sector Index
Account Value		15,287	$ 15,287	15,287	15,287	15,287	15,287	15,287	15,287	$ 15,287	$ 15,287	$ 15,287	15,287	15,287	15,287	15,287	12,664		11,061			12,710			12,155		12,811		11,968	11,677	10,771	9,585	10,489	$ 10,000
Average Annual Return, Percent			38.20%							7.82%	8.50%
Cboe S And P 500 Dividend Aristocrats Target Income Index Monthly Series [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Cboe S&P 500® Dividend Aristocrats Target Income Index Monthly Series
Account Value		19,108	$ 19,108	19,108	19,108	19,108	19,108	19,108	19,108	$ 19,108	$ 19,108	19,108	$ 19,108	19,108	19,108	19,108	17,788		15,718			16,721			15,661		16,096		16,285	15,446	12,042	10,720	12,076		11,355		10,331	9,962	10,000
Average Annual Return, Percent			21.57%							9.61%			10.31%
S And P 500 Dividend Aristocrats Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Dividend Aristocrats Index
Account Value		19,720	$ 19,720	19,720	19,720	19,720	19,720	19,720	19,720	$ 19,720	19,720	19,720	$ 19,720	19,720	19,720	19,720	18,194		15,882			17,088			15,992		16,436		$ 16,622	$ 15,754	$ 12,225	$ 10,856	$ 12,181		$ 11,449		$ 10,349	$ 9,958	$ 10,000
Average Annual Return, Percent			24.17%							10.12%			10.84%
Bloomberg US Corporate Bond 1 5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate Bond 1-5 Year Index
Account Value		10,467	$ 10,467	10,467	10,467	10,467	10,467	10,467	$ 10,467	$ 10,467	10,467	10,467	$ 10,467	10,467	10,467	10,467	10,017		9,618			9,663			9,228		$ 9,491	$ 10,000
Average Annual Return, Percent			8.83%						1.56%
Nasdaq US Rising Dividend AchieversTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US Rising Dividend AchieversTM Index
Account Value		15,329	$ 15,329	15,329	15,329	15,329	$ 15,329	15,329	$ 15,329	15,329	15,329	15,329	15,329	15,329	15,329	15,329	13,698		11,212			11,369			$ 10,746	$ 10,000
Average Annual Return, Percent			36.72%				23.38%
S And P Global 1200 Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Energy Index
Account Value		11,182	$ 11,182	11,182	11,182	11,182	$ 11,182	$ 11,182	11,182	11,182	11,182	11,182	11,182	11,182	11,182	11,182	11,654		10,465			$ 10,172		$ 10,000
Average Annual Return, Percent			6.85%					5.76%
ICE US Treasury Agency And MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE US Treasury, Agency & MBS Index
Account Value		10,520	$ 10,520	10,520	$ 10,520	10,520	10,520	$ 10,520	10,520	10,520	10,520	10,520	10,520	10,520	10,520	10,520	10,003		9,605		10,000
Average Annual Return, Percent			9.52%		4.15%
Bloomberg US Credit Corp 5 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Credit Corp 5-10 Year Index
Account Value		10,976	$ 10,976	10,976	$ 10,976	10,976	10,976	10,976	10,976	10,976	10,976	10,976	10,976	10,976	10,976	10,976	10,329		9,605		$ 10,000
Average Annual Return, Percent			14.27%		7.76%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
Account Value		11,584	$ 11,584	$ 11,584	$ 11,584	11,584	11,584	11,584	11,584	11,584	11,584	11,584	11,584	11,584	11,584	11,584	10,339		8,640	10,000
Average Annual Return, Percent			34.07%	12.73%
Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US Small-Mid Cap Rising Dividend AchieversTM Index
Account Value		12,355	$ 12,355	$ 12,355	12,355	12,355	12,355	12,355	12,355	12,355	12,355	12,355	12,355	12,355	12,355	12,355	11,089		8,979	10,000
Average Annual Return, Percent			37.60%	18.80%
Nasdaq 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq-100 Index®
Account Value		13,307	$ 13,307	$ 13,307	13,307	13,307	13,307	13,307	13,307	13,307	13,307	13,307	13,307	13,307	13,307	13,307	11,621		9,561	10,000
Average Annual Return, Percent			39.19%	26.21%
Nasdaq Technology DividendTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Technology DividendTM Index
Account Value		13,880	$ 13,880	$ 13,880	13,880	13,880	13,880	13,880	13,880	13,880	13,880	13,880	13,880	13,880	13,880	13,880	11,762		$ 9,501	$ 10,000
Average Annual Return, Percent			46.10%	30.62%
Dow Jones Internet Composite IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Internet Composite IndexSM
Account Value		$ 10,689	$ 10,689	$ 10,689	$ 10,689	$ 10,689	$ 10,689	$ 10,689	$ 10,689	$ 10,689	$ 10,689	$ 10,689	$ 10,689	$ 10,689	$ 10,689	$ 10,689	$ 9,473	$ 10,000
Average Annual Return, Percent		6.89%

[1]	The Blended Benchmark consists of the following two indices: 50% of the PHLX Utility Sector Index which is a market capitalization weighted index composed of geographically diverse public U.S. utility stocks; and 50% of the Alerian MLP Total Return Index which is a float-adjusted, capitalization weighted composite of the 27 most prominent energy Master Limited Partnerships (MLPs).
[2]	The Blended Index is comprised of the Bloomberg US Aggregate Bond Index (70%) and the ICE BofA U.S. High Yield Constrained Index (30%).